Loan Receivable - Schedule of Current and Non Current Loan Receivable (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Current and Non Current [Abstract]
Current Maturity	2025 years
Current	$ 451,529
Non-current Maturity	2026 years
Non-current	$ 503,493	593,232
Total	$ 955,022	$ 593,232